CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended																12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenues			$ 1,209,676	[1]	$ 1,175,445	[1]	$ 1,191,030	[1]	$ 1,259,434	[1]	$ 1,220,012	[1]	$ 1,198,023	[1]	$ 1,200,632	[1]	$ 1,237,475	[1]	$ 4,835,585	$ 4,856,142	$ 4,160,108
Salaries, wages and benefits																			2,954,663	2,974,342	2,548,832
Supplies																			322,941	335,905	309,103
Rent																			311,526	303,564	276,540
Other operating expenses																			965,760	893,974	838,647
Other income																			(1,442)	(12,660)	(13,180)
Impairment charges			76,100								107,900								77,193	108,953	73,554
Depreciation and amortization																			154,206	160,066	126,905
Interest expense																			108,009	107,825	80,841
Investment income																			(4,046)	(986)	(987)
Operating expenses																			4,888,810	4,870,983	4,240,255
Loss from continuing operations before income taxes																			(53,225)	(14,841)	(80,147)
Provision (benefit) for income taxes																			(11,319)	30,642	(13,604)
Loss from continuing operations			(50,747)	[1]	(15,762)	[1]	13,729	[1]	10,874	[1]	(82,453)	[1]	8,836	[1]	11,006	[1]	17,128	[1]	(41,906)	(45,483)	(66,543)
Discontinued operations, net of income taxes:
Income (loss) from operations																			(39,042)	10,904	12,824
Loss on divestiture of operations			(5,994)	[1]	(65,016)	[1]	(10,852)	[1]	(2,025)	[1]	(939)	[1]	(2,280)	[1]	(356)	[1]	(1,170)	[1]	(83,887)	(4,745)
Income (loss) from discontinued operations			(7,150)	[1]	(25,466)	[1]	(1,050)	[1]	(5,376)	[1]	2,556	[1]	1,051	[1]	4,613	[1]	2,684	[1]	(122,929)	6,159	12,824
Net loss			(63,891)	[1]	(106,244)	[1]	1,827	[1]	3,473	[1]	(80,836)	[1]	7,607	[1]	15,263	[1]	18,642	[1]	(164,835)	(39,324)	(53,719)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations			2,466	[1]	841	[1]	116	[1]	467	[1]	923	[1]	121	[1]	(171)	[1]	509	[1]	(3,890)	(1,382)	81
Discontinued operations			(61)	[1]	(87)	[1]	(34)	[1]	(51)	[1]	(133)	[1]	(80)	[1]	(68)	[1]	(58)	[1]	233	339	157
(Earnings) loss attributable to noncontrolling interests			(2,405)	[1]	(754)	[1]	(82)	[1]	(416)	[1]	(790)	[1]	(41)	[1]	239	[1]	(451)	[1]	(3,657)	(1,043)	238
Loss attributable to Kindred			(66,296)	[1]	(106,998)	[1]	1,745	[1]	3,057	[1]	(81,626)	[1]	7,566	[1]	15,502	[1]	18,191	[1]	(168,492)	(40,367)	(53,481)
Amounts attributable to Kindred stockholders:
Loss from continuing operations																			(45,796)	(46,865)	(66,462)
Income (loss) from discontinued operations			(13,144)	[1]	(90,482)	[1]	(11,902)	[1]	(7,401)	[1]	1,617	[1]	(1,229)	[1]	4,257	[1]	1,514	[1]	(122,696)	6,498	12,981
Loss attributable to Kindred			$ (66,296)	[1]	$ (106,998)	[1]	$ 1,745	[1]	$ 3,057	[1]	$ (81,626)	[1]	$ 7,566	[1]	$ 15,502	[1]	$ 18,191	[1]	$ (168,492)	$ (40,367)	$ (53,481)
Basic:
Loss from continuing operations			$ (1.02)	[1]	$ (0.31)	[1]	$ 0.25	[1]	$ 0.20	[1]	$ (1.61)	[1]	$ 0.16	[1]	$ 0.21	[1]	$ 0.32	[1]	$ (0.88)	$ (0.91)	$ (1.44)
Discontinued operations:
Income (loss) from operations			$ (0.14)	[1]	$ (0.49)	[1]	$ (0.02)	[1]	$ (0.10)	[1]	$ 0.05	[1]	$ 0.02	[1]	$ 0.09	[1]	$ 0.05	[1]	$ (0.74)	$ 0.22	$ 0.28
Loss on divestiture of operations																			$ (1.61)	$ (0.09)
Income (loss) from discontinued operations																			$ (2.35)	$ 0.13	$ 0.28
Net loss			$ (1.27)	[1]	$ (2.04)	[1]	$ 0.03	[1]	$ 0.06	[1]	$ (1.58)	[1]	$ 0.14	[1]	$ 0.29	[1]	$ 0.35	[1]	$ (3.23)	$ (0.78)	$ (1.16)
Diluted:
Loss from continuing operations			$ (1.02)	[1]	$ (0.31)	[1]	$ 0.25	[1]	$ 0.20	[1]	$ (1.61)	[1]	$ 0.16	[1]	$ 0.21	[1]	$ 0.32	[1]	$ (0.88)	$ (0.91)	$ (1.44)
Discontinued operations:
Income (loss) from operations			$ (0.25)	[1]	$ (1.73)	[1]	$ (0.22)	[1]	$ (0.14)	[1]	$ 0.03	[1]	$ (0.02)	[1]	$ 0.08	[1]	$ 0.03	[1]	$ (0.74)	$ 0.22	$ 0.28
Loss on divestiture of operations																			$ (1.61)	$ (0.09)
Income (loss) from discontinued operations																			$ (2.35)	$ 0.13	$ 0.28
Net loss			$ (1.27)	[1]	$ (2.04)	[1]	$ 0.03	[1]	$ 0.06	[1]	$ (1.58)	[1]	$ 0.14	[1]	$ 0.29	[1]	$ 0.35	[1]	$ (3.23)	$ (0.78)	$ (1.16)
Shares used in computing loss per common share:
Basic			52,344	[1]	52,323	[1]	52,265	[1]	52,062	[1]	51,692	[1]	51,676	[1]	51,664	[1]	51,603	[1]	52,249	51,659	46,280
Diluted			52,344	[1]	52,323	[1]	52,284	[1]	52,083	[1]	51,692	[1]	51,709	[1]	51,675	[1]	51,638	[1]	52,249	51,659	46,280
Cash dividends declared and paid per common share	$ 0.12	$ 0.12																	$ 0.24

[1]	(a) See accompanying discussion of certain quarterly items.